Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 855,847	[1]	$ 678,113	[1]	$ 509,124	[1]
Cost of sales	(788,212)		(609,875)		(479,037)
Gross profit	67,635		68,238		30,087
General and administrative expenses	(33,317)	[2]	(20,739)	[2]	(16,779)	[2]
Selling expenses	(462)		(1,483)		(2,886)
Research and development expenses			(716)		(1,709)
Other operating income	1,609
Impairment loss on goodwill					(2,951)
Other income, net	11,955		5,283		7,366
Interest income	4,939		2,038		2,676
Income before income tax	52,359		52,621		15,804
Income tax (expenses) credit	(11,143)		(15,188)		(2,196)
Net income (loss) from continuing operations	41,216		37,433		13,608
Depreciation and amortization	13,051		8,202		5,512
Capital expenditures	311		29,488		12,147
Total assets	492,055		467,512		301,963
Corporate
Segment Reporting Information [Line Items]
General and administrative expenses	(7,272)		(4,411)		(7,117)
Impairment loss on goodwill					(2,951)
Other income, net	5,382		1,267		3,707
Interest income	3,315		1,871		2,504
Income before income tax	1,425		(1,273)		(3,857)
Income tax (expenses) credit	1,379
Net income (loss) from continuing operations	2,804		(1,273)		(3,857)
Depreciation and amortization	290		293		260
Capital expenditures	34				4,723
Total assets	137,055		145,937		132,915
TCA | Operating Segments
Segment Reporting Information [Line Items]
Net sales	855,847		678,113		509,124
Cost of sales	(788,212)		(609,875)		(479,037)
Gross profit	67,635		68,238		30,087
General and administrative expenses	(26,045)		(16,328)		(9,662)
Selling expenses	(462)		(1,483)		(2,886)
Research and development expenses			(716)		(1,709)
Other operating income	1,609
Other income, net	6,573		4,016		3,659
Interest income	1,624		167		172
Income before income tax	50,934		53,894		19,661
Income tax (expenses) credit	(12,522)		(15,188)		(2,196)
Net income (loss) from continuing operations	38,412		38,706		17,465
Depreciation and amortization	12,761		7,909		5,252
Capital expenditures	277		29,488		7,424
Total assets	$ 355,000		$ 321,575		$ 169,048

[1]	The net sales have excluded the sales from the discontinued operations of $93,193, $493,997 and $47,086 for the years ended December 31, 2011, 2012 and 2013, respectively.
[2]	General and administrative expenses include employee severance benefits of $180, $1,877 and $14,017 for the years ended December 31, 2011, 2012 and 2013, respectively.